N-2	Jul. 28, 2023
Cover [Abstract]
Entity Central Index Key	0001001316
Amendment Flag	false
Securities Act File Number	001-32639
Document Type	8-K
Entity Registrant Name	TG Therapeutics, Inc.
Entity Address, Address Line One	3020 Carrington Mill Blvd
Entity Address, Address Line Two	Suite 475
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560
City Area Code	212
Local Phone Number	554-4484
Entity Emerging Growth Company	false